Condensed Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income (loss)	$ 10,830	$ (87,598)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization	5,400	5,400
Equity in income of Local Limited Partnerships	(28,638)	(28,257)
Increase in accrued fees and expenses due to General Partner and affiliates	32,716	34,007
Gain on sale of Local Limited Partnerships	(16,953)
Net cash provided by (used in) operating activities	3,355	(76,448)
Cash flows from investing activities:
Net proceeds from sale of Local Limited Partnerships	16,953
Advances made to Local Limited Partnerships	(2,088)	(65,210)
Write off of advances made to Local Limited Partnerships	2,088	65,210
Distributions received from Local Limited Partnerships	9,851	7,927
Net cash provided by investing activities	26,804	7,927
Net increase (decrease) in cash	30,159	(68,521)
Cash, beginning of period	20,488	153,987
Cash, end of period	50,647	85,466
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Taxes paid
NONCASH INVESTING AND FINANCING ACTIVITIES
Advances made to the Partnership by the General partner in prior years were converted to General Partner equity	$ 55,483